Maturity analysis for derivative financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ 83,336	₩ (376,587)
Net settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	(774)
Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	90,706	(92,947)
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(7,370)	(282,866)
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	10,888	(69,817)
Less than 1 year | Net settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	(774)
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	5,734	(51,496)
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	5,154	(17,547)
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(26,882)	(48,864)
1~2 Years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	16,565	(19,887)
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(43,447)	(28,977)
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	100,123	(208,802)
2~5 Years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	28,283	(16,597)
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	71,840	(192,205)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(793)	(49,104)
More than 5 years | Gross settlement | Not Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	40,124	(4,967)
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (40,917)	₩ (44,137)